Consolidated Statements of Changes in Equity	Issued capital [member] HKD ($) shares	Share premium [member] HKD ($)	Other reserves [member] HKD ($)	Retained earnings [member] HKD ($)	USD ($)	HKD ($)
At March 31, 2025 at Mar. 31, 2023	$ 70,200	$ 3,105,960	$ 6,999,999	$ (23,447,666)		$ (13,271,507)
Balance, shares at Mar. 31, 2023 | shares	9,000,000
IfrsStatementLineItems [Line Items]
Issue of shares in connection with initial public offering	$ 7,800	1,942,200				1,950,000
Issue of shares in connection with initial public offering, shares | shares	1,000,000
Forgiveness of amount due to a major shareholder			3,021,782			3,021,782
Loss and comprehensive loss for the year				(7,921,940)		(7,921,940)
At March 31, 2026 at Mar. 31, 2024	$ 78,000	5,048,160	10,021,781	(31,369,606)		(16,221,665)
Balance, shares at Mar. 31, 2024 | shares	10,000,000
IfrsStatementLineItems [Line Items]
Loss and comprehensive loss for the year				(5,982,220)		(5,982,220)
Forgiveness of director’s remuneration			1,200,000			1,200,000
At March 31, 2026 at Mar. 31, 2025	$ 78,000	5,048,160	11,221,781	(37,351,826)		(21,003,885)
Balance, shares at Mar. 31, 2025 | shares	10,000,000
IfrsStatementLineItems [Line Items]
Issue of shares in connection with initial public offering	$ 19,500	66,800,175				66,819,675
Issue of shares in connection with initial public offering, shares | shares	2,500,000
Loss and comprehensive loss for the year				(13,113,273)		(13,113,273)
Issue of underwriter’s warrants		(1,284,075)	1,284,075
Issue of shares in connection with exercise of overallotment options	$ 2,925	10,644,075				10,647,000
Issue of shares in connection with exercise of overallotment options, shares | shares	375,000
Listing fee offset against share premium upon completion of initial public offering		(7,525,603)				(7,525,603)
Extinguish of financial liabilities with Equity		18,720,000			$ 2,400,000	18,720,000
At March 31, 2026 at Mar. 31, 2026	$ 100,425	$ 92,402,732	$ 12,505,856	$ (50,465,099)		$ 54,543,914
Balance, shares at Mar. 31, 2026 | shares	12,875,000